Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 12,139	$ 14,891
Containers, accumulated depreciation	685,667	562,456
Fixed assets, accumulated depreciation	9,139	8,286
Intangible assets, accumulated amortization	$ 30,968	$ 27,092
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	56,863,094	56,450,580
Common shares, outstanding	56,863,094	56,450,580